Basis of presentation and description of business (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Basis of presentation and description of business
Schedule of revenue by geographic location

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
	(in thousands)
Revenue:
The Americas	$54,631	$42,459	$149,806	$112,980
Europe, the Middle East, India, and Africa	11,754	9,313	32,483	25,972
Asia Pacific	4,019	2,796	10,736	8,054
	$70,404	$54,568	$193,025	$147,006

	Years Ended
	December 31,
($000's)	2019	2018

Revenue:
The Americas	$156,259	$117,454
Europe, the Middle East, India, and Africa	36,235	20,536
Asia Pacific	11,533	8,572
	$204,027	$146,562